Derivative Contracts - Effects of Derivative Contracts in Condensed Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	$ 778		$ 775	$ 494
Gross Amounts Offset in Consolidated Balance Sheet	(773)		(226)	(337)
Net Amounts of Assets Presented in Consolidated Balance Sheet	5		549	157
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	5		549	157
Derivative Asset	5		549
Gross Amounts of Recognized Liabilities	1,130		226	2,162
Derivative liabilities	357
Gross Amounts Offset in Consolidated Balance Sheet	(773)		(226)	(337)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet	357			1,825
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited	357			(1,737)
Net Amount				88
Cost of sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized (loss) gain	(348)	949	1,658	4,458	9,430
Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	5		548
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	357			1,825
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset			1	157
Open metal contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	722		603	294
Gross Amounts Offset in Consolidated Balance Sheet	(722)		(224)	(294)
Net Amounts of Assets Presented in Consolidated Balance Sheet			379
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			379
Gross Amounts of Recognized Liabilities	1,074		224	1,647
Gross Amounts Offset in Consolidated Balance Sheet	(722)		(224)	(294)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet	352			1,353
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited	352			(1,353)
Net Amount
Open metal contracts [Member] | Cost of sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized (loss) gain	(143)	614	1,339	3,884	7,605
Open electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	56		169	43
Gross Amounts Offset in Consolidated Balance Sheet	(51)		(2)	(43)
Net Amounts of Assets Presented in Consolidated Balance Sheet	5		167
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	5		167
Gross Amounts of Recognized Liabilities	51		2	131
Gross Amounts Offset in Consolidated Balance Sheet	(51)		(2)	(43)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				88
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited
Net Amount				88
Open natural gas contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets			2
Net Amounts of Assets Presented in Consolidated Balance Sheet			2
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			2
Gross Amounts of Recognized Liabilities	5			384
Net Amounts of Liabilities Presented in Consolidated Balance Sheet	5			384
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited	5			(384)
Net Amount
Interest rate cap agreements [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets			1	157
Net Amounts of Assets Presented in Consolidated Balance Sheet			1	157
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			1	157
Interest rate cap agreements [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Unrealized loss	(1)	(156)	156	1,851	(800)
Natural gas contracts [Member] | Cost of sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized (loss) gain	(12)	113	76	517	1,825
Electricity contracts [Member] | Cost of sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized (loss) gain	$ (193)	$ 222	$ 243	$ 57